SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenues from external customers	$ 2,944	¥ 20,306	¥ 18,735	¥ 42,498
Segment (loss)/profit before income tax	(2,383)	(16,432)	(52,836)	24,179
Income tax expense	(850)	(5,864)	(2,135)	(1,258)
(Loss)/Profit for the year	(3,233)	(22,296)	(54,971)	22,921
Depreciation of property, plant and equipment	(44)	(304)	(510)	(565)
Depreciation of right-of-use assets	(205)	(1,413)	(1,366)	(1,663)
Amortization of intangible assets	(118)	(813)	(884)	(156)
Fair value gain/(loss) on financial instrument	146	1,007	(38,349)	31,334
Other income	131	904	(183)	1,616
Finance costs	(492)	(3,395)	(4,359)	(3,749)
Finance income	2,263	15,607	16,935	15,468
Segment assets	57,987		413,382	527,136	¥ 399,991
Deferred income tax assets			66	2,920
Total assets	46,388		333,448	530,056	319,991
Segment liabilities	29,942		219,613	209,219	206,534
Deferred income tax liabilities	765		2,544	10,426	5,276
Income tax payable	1,556		9,254	18,612	10,732
Total liabilities	20,664		151,411	238,257	142,542
Elimination of intersegment receivables			(80,000)		(80,000)
Elimination of inter-segment payables	(11,599)		(80,000)		(80,000)
Consultants shares option expense	(2,342)	(16,152)
Deferred income tax assets | $	(11,599)
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	578	3,989	(3,840)	(4,544)
Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(25)	(171)	(357)	(172)
Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets			1,106	554
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(397)	(2,745)	(239)
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers	2,944	20,306	18,735	35,631
Segment (loss)/profit before income tax	1,414	9,758	(7,216)	(112)
Depreciation of property, plant and equipment	(40)	(275)	(445)	(500)
Depreciation of right-of-use assets	(104)	(713)	(647)	(687)
Amortization of intangible assets	(118)	(813)	(884)	(156)
Fair value gain/(loss) on financial instrument
Other income	30	206	(782)	1,415
Finance costs	(519)	(3,582)	(4,192)	(3,687)
Finance income	2,261	15,594	13,537	15,449
Segment assets	45,264		390,895	337,050	312,229
Segment liabilities	15,526		113,124	116,140	107,096
Consultants shares option expense
Wastewater Treatment [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	578	3,989	(3,840)	(4,544)
Wastewater Treatment [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(25)	(171)	(357)	(172)
Wastewater Treatment [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets			775	334
Wastewater Treatment [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers				6,867
Segment (loss)/profit before income tax	(6)	(39)	(161)	(682)
Depreciation of property, plant and equipment	(4)	(28)	(62)	(62)
Depreciation of right-of-use assets
Amortization of intangible assets
Fair value gain/(loss) on financial instrument
Other income	101	697	600	200
Finance costs		(1)	(1)	(1)
Finance income			1	1
Segment assets	41		321	39	286
Segment liabilities	478		3,294	3,013	3,298
Consultants shares option expense
Exploration and Mining [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration and Mining [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration and Mining [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration and Mining [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activities [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers
Segment (loss)/profit before income tax	(3,791)	(26,151)	(45,459)	24,973
Depreciation of property, plant and equipment		(1)	(3)	(3)
Depreciation of right-of-use assets	(101)	(700)	(719)	(976)
Amortization of intangible assets
Fair value gain/(loss) on financial instrument	146	1,007	(38,349)	31,334
Other income		1	(1)	1
Finance costs	27	188	(166)	(61)
Finance income	2	13	3,397	18
Segment assets	12,682		22,166	190,047	87,476
Segment liabilities	13,938		103,195	90,066	¥ 96,140
Consultants shares option expense	(2,342)	(16,152)
Corporate Activities [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activities [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activities [Member] | Amount Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets			331	¥ 220
Corporate Activities [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	$ (397)	¥ (2,745)	¥ (239)